FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities
Future minimum lease payments as at December 31, 2023 and 2022 are as follows:

	2023		2022
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	5,071	4,995	4,644	4,535
After one year but not more than five years	16,024	14,369	15,157	13,582
More than five years	18,996	14,104	20,890	15,191
Balance at December 31	40,091	33,468	40,691	33,308
Maturity profile of financial liabilities:

Amounts in $ ’000	2024	2025	2026	2027	2028 and onwards	Total	Prior year total
Trade and other payables	72,528	—	—	—	—	72,528	54,465
Lease Liabilities	5,071	4,548	4,143	3,729	22,600	40,091	40,691
Convertible Bonds	4,126	139,588	—	—	—	143,714	143,338
Total	81,725	144,136	4,143	3,729	22,600	256,333	238,494
The following table sets out an analysis for each of the period presented of the net position of the convertible bond, cash and cash equivalents and marketable securities, showing the remaining undiscounted contractual amounts due including nominal interest.

Amounts in US$ ‘000	2023	2022
Cash and cash equivalents	61,741	207,342
Restricted cash	1,528	1,312
Marketable securities	151,683	—
Convertible bond - repayable within one year	(1,824)	(1,768)
Convertible bond - repayable after one year	(136,598)	(131,618)
Net cash (debt)	76,530	75,268

Cash and cash equivalents	61,741	207,342
Restricted cash	1,528	1,312
Marketable securities	151,683	—
Gross debt - fixed interest rates	(138,422)	(133,386)
Gross debt - variable interest rates	—	—
Net cash (debt)	76,530	75,268

Disclosure of maturity analysis for derivative financial liabilities
Maturity profile of financial liabilities:

Amounts in $ ’000	2024	2025	2026	2027	2028 and onwards	Total	Prior year total
Trade and other payables	72,528	—	—	—	—	72,528	54,465
Lease Liabilities	5,071	4,548	4,143	3,729	22,600	40,091	40,691
Convertible Bonds	4,126	139,588	—	—	—	143,714	143,338
Total	81,725	144,136	4,143	3,729	22,600	256,333	238,494

Disclosure of fair value of financial instruments
The following table presents the assets that are measured at fair value at year-end 2023 and 2022:

	2023			2022
Amounts in $ ’000	Level 1	Level 3	Total	Level 1	Level 3	Total
Investments in equity instruments designated as at FVTOCI	2,020	—	2,020	403	—	403
Investments in debt instruments designated as at FVTPL	—	6,093	6,093	—	6,827	6,827
Balance at December 31	2,020	6,093	8,113	403	6,827	7,230

Disclosure of financial assets at carrying and fair value	The following table includes carrying values and the estimated fair values of financial instruments:

	2023		2022
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	63,269	63,269	208,654	208,654
Marketable securities	151,683	151,746	—	—
Trade and other receivables	46,158	46,158	27,619	27,619
Liabilities:
Convertible Bond	138,422	138,422	133,386	133,386
Lease Liabilities	33,123	33,123	33,308	33,308
Trade and other payables	72,528	72,528	54,465	54,465

Disclosure of financial liabilities at carrying and fair value	The following table includes carrying values and the estimated fair values of financial instruments:

	2023		2022
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	63,269	63,269	208,654	208,654
Marketable securities	151,683	151,746	—	—
Trade and other receivables	46,158	46,158	27,619	27,619
Liabilities:
Convertible Bond	138,422	138,422	133,386	133,386
Lease Liabilities	33,123	33,123	33,308	33,308
Trade and other payables	72,528	72,528	54,465	54,465

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation of liabilities arising from financing activities:

	2022	Cashflows	Non - Cash changes						2023
Amounts in US$’000			Acquisition and disposal	Interest Expense Accrued	Amortized costs	Fair Value Changes	Other
Convertible Bond	133,386	(4,046)	—	4,046	830	—	4,206	*	138,422
Lease Liabilities	33,308	(5,126)	1,295	1,193	—	—	2,453		33,123
Total liabilities from financing activities	166,694	(9,172)	1,295	5,239	830	—	6,659		171,545
* Represents the translation effect of convertible bonds as reflected in the consolidated statement of comprehensive income